Derivative Financial Instruments - Fair Value of Open Foreign Currency Exchange Contracts (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Derivatives, Fair Value [Line Items]
Net fair value	$ 16,067	$ (13,097)
Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Net fair value	16,067	(13,097)
Foreign Exchange Contracts [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	16,457	(14,466)
Foreign Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Net fair value	(390)	1,369
Foreign Exchange Contracts [Member] | Prepaid Expenses and Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	12,780	3,631
Foreign Exchange Contracts [Member] | Prepaid Expenses and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Asset	3,516	4,508
Foreign Exchange Contracts [Member] | Other Noncurrent Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	4,545	533
Foreign Exchange Contracts [Member] | Accrued Expenses and Other Current Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(501)	(14,640)
Foreign Exchange Contracts [Member] | Accrued Expenses and Other Current Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(3,906)	(3,139)
Foreign Exchange Contracts [Member] | Other Noncurrent Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ (367)	$ (3,990)